UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2014 to December 31, 2014

Date of Report (Date of earliest event reported)	January 26, 2015

Commission File Number of securitizer:	025-01109

Central Index Key Number of securitizer:	0000923147

HSBC HOME EQUITY LOAN CORPORATION I

Jeanine L. Giraldo McHugh, Senior Vice President & Deputy General Counsel (212) 525-2634
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)   ☒

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.02 Periodic Filing of Rule 15Ga-1

Representation and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), HSBC Home Equity Loan Corporation I has indicated by check mark that there is no activity to report for the calendar year ended December 31, 2014.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: January 26, 2015

HSBC HOME EQUITY LOAN CORPORATION I
(Securitizer)

By         /s/ Philip L. Krupowicz
Name:   Philip L. Krupowicz
Title:     Senior Vice President
              (senior officer in charge of securitization)